Consolidated Balance Sheets $ in Thousands, ¥ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents	$ 735	$ 6,363
Restricted cash		2,881
Accounts receivable, net of allowances of $2,184 and $5,191 as of December 31, 2016 and 2017, respectively	9,548	25,459
Accounts receivable due from a related party	1,601	2,247
Amount due from a related party	1,104	950
Inventories, net	212	4,646
Prepaid expenses and other current assets, net of allowances of $nil and $1,086 as of December 31, 2016 and 2017, respectively	24,176	38,809
Current receivable - real estate disposition	0	655
Loan receivable	53,794
Assets held for sale		3,352
Total current assets	127,153	86,812
Property, plant and equipment, net	49,772	49,145
Construction in progress	84,696	69,792
Land use rights, net	2,042	1,966
Acquired intangible assets, net	983	3,785
Other non-current assets	52,149	19,126
Other long-term receivables and prepaid expenses	1,933
Other assets held for sale		152,904
TOTAL ASSETS	349,467	383,530
Current liabilities:
Accounts payable	1,826	6,120
Notes payable		5,761
Short-term loans (including current maturity of long-term loans of $648 and $768 as of December 31, 2016 and 2017, respectively)	4,577	7,816
Accrued expenses and other current liabilities	21,059	22,597
Advance from customers	8,230	10,136
Deferred revenue	2,520	5,138
Income tax payable	952	896
Put option liability	8,970	2,460
Liabilities held for sale		27,644
Total current liabilities	48,134	88,568
Long-term loans	12,663	12,605
Total liabilities	60,797	101,173
Contingencies and commitments
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 shares issued and outstanding as of December 31, 2016 and 2017)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	31,120	16,159
Statutory reserves	21,567	22,258
Retained earnings	67,136	75,777
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	264,675	259,046
Noncontrolling interests	23,995	23,311
Total equity	288,670	282,357
TOTAL LIABILITIES AND EQUITY	349,467	383,530
Real Estate
Current assets:
Current receivable - real estate disposition	35,983	$ 2,105
Non-current receivable - real estate disposition	$ 30,739